LAND USE RIGHTS, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	$ 119,636	$ 126,149
Amortization expense	3,110	3,180	$ 3,350
Operating Lease Arrangement [Member] | Xiangyang Yazhi and Dezhou Yarui [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	13,680	14,810
Operating Lease Arrangement [Member] | FAW Jilin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	59,640	$ 32,060		$ 29,300
Operating Lease Arrangement [Member] | Shandong Baoya [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	$ 25,640